Offsetting Assets IAS 39 (Details) - IAS 39 [Member] € in Millions	Dec. 31, 2017 EUR (€)
Gross amounts of financial assets [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	€ 8,136
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290
Securities borrowed (enforceable)	14,987
Securities borrowed (non-enforceable)	1,744
Financial assets at fair value through profit or loss [Abstract]
Trading assets	185,127
Positive market values from derivative financial instruments (enforceable)	363,859
Positive market values from derivative financial instruments (non-enforceable)	15,410
Financial assets designated at fair value through profit or loss (enforceable)	125,869
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411
Total financial assets at fair value through profit or loss	719,676
Loans	401,699
Other assets	112,023
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,859
Remaining assets not subject to netting	307,869
Total assets	1,568,425
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	(455)
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0
Securities borrowed (enforceable)	0
Securities borrowed (non-enforceable)	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets	(465)
Positive market values from derivative financial instruments (enforceable)	(18,237)
Positive market values from derivative financial instruments (non-enforceable)	0
Financial assets designated at fair value through profit or loss (enforceable)	(64,003)
Financial assets designated at fair value through profit or loss (non-enforceable)	0
Total financial assets at fair value through profit or loss	(82,706)
Loans	0
Other assets	(10,531)
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(706)
Remaining assets not subject to netting	0
Total assets	(93,692)
Net amounts of financial assets presented on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	7,681
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290
Securities borrowed (enforceable)	14,987
Securities borrowed (non-enforceable)	1,744
Financial assets at fair value through profit or loss [Abstract]
Trading assets	184,661
Positive market values from derivative financial instruments (enforceable)	345,622
Positive market values from derivative financial instruments (non-enforceable)	15,410
Financial assets designated at fair value through profit or loss (enforceable)	61,865
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411
Total financial assets at fair value through profit or loss	636,970
Loans	401,699
Other assets	101,491
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,153
Remaining assets not subject to netting	307,869
Total assets	1,474,732
Impact of Master Netting Agreements [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0
Securities borrowed (enforceable)	0
Securities borrowed (non-enforceable)	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets	0
Positive market values from derivative financial instruments (enforceable)	(285,421)
Positive market values from derivative financial instruments (non-enforceable)	0
Financial assets designated at fair value through profit or loss (enforceable)	(728)
Financial assets designated at fair value through profit or loss (non-enforceable)	0
Total financial assets at fair value through profit or loss	(286,149)
Loans	0
Other assets	(29,854)
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(2,461)
Remaining assets not subject to netting	0
Total assets	(316,003)
Cash collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0
Securities borrowed (enforceable)	0
Securities borrowed (non-enforceable)	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets	(81)
Positive market values from derivative financial instruments (enforceable)	(41,842)
Positive market values from derivative financial instruments (non-enforceable)	(1,811)
Financial assets designated at fair value through profit or loss (enforceable)	(773)
Financial assets designated at fair value through profit or loss (non-enforceable)	0
Total financial assets at fair value through profit or loss	(44,508)
Loans	(12,642)
Other assets	(569)
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(565)
Remaining assets not subject to netting	(390)
Total assets	(58,109)
Financial instrument collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	(7,675)	[1]
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	(2,239)	[1]
Securities borrowed (enforceable)	(14,093)	[1]
Securities borrowed (non-enforceable)	(1,661)	[1]
Financial assets at fair value through profit or loss [Abstract]
Trading assets	(86)	[1]
Positive market values from derivative financial instruments (enforceable)	(7,868)	[1]
Positive market values from derivative financial instruments (non-enforceable)	(1,276)	[1]
Financial assets designated at fair value through profit or loss (enforceable)	(56,410)	[1]
Financial assets designated at fair value through profit or loss (non-enforceable)	(20,534)	[1]
Total financial assets at fair value through profit or loss	(86,174)	[1]
Loans	(40,775)	[1]
Other assets	(94)	[1]
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(94)	[1]
Remaining assets not subject to netting	(70)	[1]
Total assets	(152,782)	[1]
Net amount [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	7
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	51
Securities borrowed (enforceable)	894
Securities borrowed (non-enforceable)	83
Financial assets at fair value through profit or loss [Abstract]
Trading assets	184,495
Positive market values from derivative financial instruments (enforceable)	10,490
Positive market values from derivative financial instruments (non-enforceable)	12,323
Financial assets designated at fair value through profit or loss (enforceable)	3,954
Financial assets designated at fair value through profit or loss (non-enforceable)	8,876
Total financial assets at fair value through profit or loss	220,138
Loans	348,282
Other assets	70,975
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	33
Remaining assets not subject to netting	307,409
Total assets	€ 947,839

[1]	Excludes real estate and other non-financial instrument collateral.